Revenue (Contract Assets And Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Contract Assets [Abstract]
Opening balance	$ 158	$ 135
Increase in contract assets from revenue recognized during the period	200	179
Contract assets transferred to trade receivables	(170)	(145)
Contract terminations transferred to trade receivables	(16)	(11)
Ending balance	172	158
Contract Liabilities [Abstract]
Opening balance	238	244
Revenue recognized included in contract liabilities at the beginning of the year	(231)	(236)
Increase in contract liabilities during the period	218	230
Ending balance	$ 225	$ 238